Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Current Assets
Cash	$ 43,772	$ 186,386	$ 985,953
Accounts receivable	268,180	419,951	128,386
Inventory	55,123	92,917	61,837
Prepaid expenses and other current assets	34,527	4,663	28,882
TOTAL CURRENT ASSETS	401,602	703,917	1,205,058
Property and equipment, net	1,461	1,461	1,461
Patents and other intangibles			44,650
Right of use asset	140,561	33,568	85,747
Other assets			119,670
Total non-current assets		35,029	251,528
TOTAL ASSETS	543,624	738,946	1,456,586
Current Liabilities:
Accounts payable	2,667,897	2,730,309	2,667,110
Accrued expenses and interest	6,257,978	5,094,394	4,316,258
Convertible notes, net of debt discount and premiums	585,467	7,422,326	7,662,640
Note payable – seller	834,000	837,000	873,000
Line of credit	20,000		4,885
Current portion notes and loans payable – net of discounts	523,876	217,897	170,036
Mandatorily redeemable Preferred Stock Series C - $1.50 stated value, 1,000,000 shares designated and authorized, 224,000 issued and outstanding at June 30, 2023	336,000
Settlement payable	57,448	154,562	42,850
Lease liability - current portion	40,311	34,475	52,178
Derivative liabilities			125,693
TOTAL CURRENT LIABILITIES	18,474,767	16,504,500	15,914,650
Long-term Liabilities:
Notes and loans payable – net of current portion	150,000	127,539	303,202
Lease liability - long-term portion	100,250		34,812
TOTAL LONG-TERM LIABILITIES	250,250	127,539	338,014
TOTAL LIABILITIES	18,725,017	16,632,039	16,252,664
Temporary Equity value	461,064	685,440
Commitments and Contingencies (See Note 15)
Stockholders’ Deficit:
Preferred stock value
Common stock value	699	441	247
Additional paid-in capital	19,242,756	19,051,212	18,160,515
Accumulated deficit	(37,885,912)	(35,630,186)	(32,956,840)
TOTAL STOCKHOLDERS’ DEFICIT	(18,642,457)	(16,578,533)	(14,796,078)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	543,624	738,946	1,456,586
Related Party
Current Liabilities:
Notes payable – related party	$ 7,151,790	$ 13,537